INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES

As of December 31, 2023, and 2022 inventories consist of:

	As of December 31,
	2023	2022
Movie production	$686,892	$648,337
Books and periodicals	68,392	258,497
Food and beverage	-	48,677
Merchandise	-	45,350
Consumables	-	1,116
	$755,284	$1,001,977